Schedule of property, plant and equipment (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		$ 605,554
Balance at April 30, 2026	$ 509,571	649,091		$ 605,554
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025	940,216	1,197,647	$ 962,690	1,226,275
Additions	78,044	99,412	15,287	19,472
Disposal	(24,180)			(30,800)
Write-off			(13,581)	(17,300)
Balance at April 30, 2026	1,018,260	1,297,059	940,216	1,197,647
Gross carrying amount [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		680,000		680,000
Additions
Disposal
Write-off
Balance at April 30, 2026		680,000		680,000
Gross carrying amount [member] | Renovation member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		123,360		123,360
Additions
Disposal
Write-off
Balance at April 30, 2026		123,360		123,360
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		46,421		46,421
Additions
Disposal
Write-off
Balance at April 30, 2026		46,421		46,421
Gross carrying amount [member] | Computer [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		7,153		7,153
Additions
Disposal
Write-off
Balance at April 30, 2026		7,153		7,153
Gross carrying amount [member] | Office Equipments [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		205,154		203,377
Additions		24,412		19,077
Disposal
Write-off				(17,300)
Balance at April 30, 2026		229,566		205,154
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		77,951		77,556
Additions				395
Disposal
Write-off
Balance at April 30, 2026		77,951		77,951
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		52,800		83,600
Additions		75,000
Disposal				(30,800)
Write-off
Balance at April 30, 2026		127,800		52,800
Gross carrying amount [member] | Testing Equipment [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		4,808		4,808
Additions
Disposal
Write-off
Balance at April 30, 2026		4,808		4,808
Accumulated Depreciation [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025	464,824	592,093	434,244	553,140
Disposal			(23,105)	(29,431)
Write-off			(13,581)	(17,300)
Balance at April 30, 2026	508,689	647,968	464,824	592,093
Depreciation	43,865	55,875	67,266	85,684
Accumulated Depreciation [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		110,852		90,998
Disposal
Write-off
Balance at April 30, 2026		130,706		110,852
Depreciation		19,854		19,854
Accumulated Depreciation [member] | Renovation member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		123,360		108,135
Disposal
Write-off
Balance at April 30, 2026		123,360		123,360
Depreciation				15,225
Accumulated Depreciation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		46,421		25,451
Disposal
Write-off
Balance at April 30, 2026		46,421		46,421
Depreciation				20,970
Accumulated Depreciation [member] | Computer [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		7,153		7,153
Disposal
Write-off
Balance at April 30, 2026		7,153		7,153
Depreciation
Accumulated Depreciation [member] | Office Equipments [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		185,907		193,119
Disposal
Write-off				(17,300)
Balance at April 30, 2026		200,183		185,907
Depreciation		14,276		10,088
Accumulated Depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		76,957		67,647
Disposal
Write-off
Balance at April 30, 2026		77,415		76,957
Depreciation		458		9,310
Accumulated Depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		36,635		55,829
Disposal				(29,431)
Write-off
Balance at April 30, 2026		57,922		36,635
Depreciation		21,287		10,237
Accumulated Depreciation [member] | Testing Equipment [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		4,808		4,808
Disposal
Write-off
Balance at April 30, 2026		4,808		4,808
Depreciation
Carrying Amounts [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025	475,392	605,554
Balance at April 30, 2026	$ 509,571	649,091	$ 475,392	605,554
Carrying Amounts [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		569,148
Balance at April 30, 2026		549,294		569,148
Carrying Amounts [member] | Renovation member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025
Balance at April 30, 2026
Carrying Amounts [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025
Balance at April 30, 2026
Carrying Amounts [member] | Computer [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025
Balance at April 30, 2026
Carrying Amounts [member] | Office Equipments [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		19,247
Balance at April 30, 2026		29,383		19,247
Carrying Amounts [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		994
Balance at April 30, 2026		536		994
Carrying Amounts [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025		16,165
Balance at April 30, 2026		69,878		16,165
Carrying Amounts [member] | Testing Equipment [member]
IfrsStatementLineItems [Line Items]
Balance at April 30, 2025
Balance at April 30, 2026